Condensed Consolidated Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating revenues:
External customers	$ 63,408	$ 45,830	$ 109,671	$ 83,930	$ 180,633	$ 149,822	[1]
Related parties	14,105	12,223	28,745	26,166	58,200	47,630	[1]
Total operating revenues	77,513	58,053	138,416	110,096	238,833	197,452
Cost of sales	51,048	37,179	88,742	70,612	153,252	131,156	[2]
Gross Profit	26,465	20,874	49,674	39,484	85,581	66,296
Operating expenses:
Selling					27,579	22,737	[2]
General and administration					18,920	16,327
Operating expenses	(13,996)	(11,566)	(25,713)	(22,174)	46,499	39,064
Operating income	12,469	9,308	23,961	17,310	39,082	27,232
Gain (Loss) on change in fair value of earnout shares liability	3,330	(9,653)	7,034	(7,672)	(10,858)	(10,807)
Gain (Loss) on change in fair value of warrant liability	6,687	(16,391)	12,598	(11,313)	(24,901)	(1,711)
Non-operating income (loss), net	(56)	1,417	(732)	5,142	13,877	12,235
Interest expense	(4,242)	(2,050)	(7,366)	(4,202)	(9,274)	(8,900)
Income (Loss) before taxes	18,188	(17,369)	35,495	(735)	7,926	18,049	[3]
Income tax provision	3,815	3,631	7,458	8,403	20,691	8,538
Net income (loss)	14,373	(21,000)	28,037	(9,138)	(12,765)	9,511
Comprehensive income (loss):
Net income (loss)	14,373	(21,000)	28,037	(9,138)	(12,765)	9,511
Foreign currency translation adjustments	3,489	(410)	5,231	(5,577)	(19,738)	(16,001)
Total comprehensive income (loss)	$ 17,862	$ (21,410)	$ 33,268	$ (14,715)	$ (32,503)	$ (6,490)
Basic income (loss) per share	$ 0.53	$ (0.84)	$ 1.04	$ (0.37)	$ (0.50)	$ 0.39
Diluted income (loss) per share	$ 0.47	$ (0.84)	$ 0.91	$ (0.37)	$ (0.50)	$ 0.34
Basic weighted average common shares outstanding	27,234,664	25,147,286	27,071,931	24,975,165	25,447,564	24,347,620
Diluted weighted average common shares outstanding	30,744,863	25,147,286	30,757,310	24,975,165	28,949,642	28,237,679	[4]

[1]	Related party revenue - In accordance with Rule 4-08 (k) of Regulation S-X related party revenue should be presented in the statements of operations and other comprehensive income. These amounts were included as part of total Operating Revenues in 2014. Related party revenue has now been separately presented in the consolidated statements of operations and comprehensive income.
[2]	Shipping and handling costs - For the year ended December 31, 2015, the Company records and presents shipping and handling costs in selling expenses whereas in prior financial statements these expenses had been partially reported in cost of sales. The amounts of shipping and handling costs have been reclassified in the consolidated statements of operations and comprehensive income for the year ended December 31, 2014.
[3]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.
[4]	Earnings per share - For the year ended December 31, 2014, the company presented a diluted weighted average number of common shares outstanding for the calculation of diluted earnings per share that did not include the dilutive effect of earnout shares contingently issuable upon achievement of certain specified EBITDA targets or market share price. This resulted in the inclusion of 500,000 additional dilutive shares included in the calculation of diluted earnings per share.